Note 5 - Deposits	12 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Deposit Liabilities Disclosures [Text Block]
NOTE
5—DEPOSITS

The aggregate amount of time deposits, each with a minimum denomination of
$250
was
$23,018
and
$14,252
as of
June 30, 2018
and
2017,
respectively.

Scheduled maturities of time deposits at
June
30,
2018
were as follows:

Twelve Months Ending June 30
2019	$37,984
2020	24,575
2021	6,261
2022	7,528
2023	1,472
Thereafter	721
$78,541